Income Taxes (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Income Taxes Details 2
Net income (loss), per books					$ 16,420	$ (88,419)
Income subject to tax not recorded on the books:
(Income) expense recorded on the books not included on the return:					0	0
Net income (loss), per return	$ (10,323)	$ (130,056)	$ (222,428)	$ (59,527)	16,420	(88,419)
Income tax expense, per return					6,700	0
Available net operating loss (NOL) carryover from prior tax years					(88,419)	0
NOL generated					0	88,419
Total NOL carryover to future years					71,938	88,419
NOL expiring					0	0
NOL available to future years					$ 71,938	$ 88,419